RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
Genscript Probio USA Inc	Controlled by Genscript or its parent, Genscript Corporation
Nanjing Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Netherlands	Controlled by Genscript or its parent, Genscript Corporation
(a)In addition to the transactions detailed elsewhere in the consolidated financial statements, the Company had the following transactions with related parties during the year:
(i)Licensing of patents to related parties:

	2023	2022	2021
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	—	—	3,019
The sale was generated from an exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(ii)Sales of products and sales-based royalties from related parties:

	2023	2022	2021
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	179	328	405
The sale was mainly generated from sales-based royalties related to the exclusive licensing of certain patents to Nanjing Probio Biotech Co., Ltd and its affiliates.
(iii)Purchases from related parties:

	2023	2022	2021
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	4,078	6,174	9,615
Jiangsu GenScript Probio Biotech Co., Ltd	303	1,306	334
Genscript USA Incorporated	473	1,028	786
Genscript USA Holdings Inc	389	380	—
Nanjing Probio Biotech Co., Ltd.	35	237	21
Jiangsu GenScript Biotech Co., Ltd	1	51	146
GenScript Probio USA Inc.	—	8	—
Genscript Netherlands	—	5	6
Total	5,279	9,189	10,908
The transactions were made according to the price and terms agreed with related parties.
(iv)Shared services:
During the years ended December 31, 2023, 2022 and 2021, Nanjing GenScript Biotech Co., Ltd. provided certain accounting, legal, IT and administrative shared services to the Company for a consideration of $0.2 million, $1.6 million and $1.6 million, respectively.
(v)Compensation fee for termination of service agreement:

	2023	2022	2021
	US$’000	US$’000	US$’000
Jiangsu GenScript Biotech Co., Ltd.	—	—	2,666
In May 2021, pursuant to a settlement agreement between the Company and Jiangsu GenScript Biotech Co., Ltd., the Company incurred compensation charges for the termination of a service agreement related to the design and construction of a lab facility.
(vi)Financing from follow-on public offering, net of issuance cost

	2023	2022	2021
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	—	84,600
Genscript purchased 4,500,000 ordinary shares, in the form of ADSs issued as part of the follow-on public offering on December 20, 2021, at the same price as these shares issued to the public.
(vii)Lease contract guarantee
In 2018, Legend Ireland entered into a property lease agreement with a third party in Dublin with lease period from 2018 to August 2028. Genscript provided a guarantee on Legend Ireland’s payment obligations under the lease agreement for nil consideration.
(b)Outstanding balances with related parties:
The Company had the following significant balances with its related parties at the end of the year:
(i)Due from related parties

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Trade receivables
Nanjing Probio Biotech Co., Ltd.	41	90

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Other receivables
Nanjing GenScript Biotech Co., Ltd.	22	321
Genscript USA Incorporated	16	16
Jiangsu Genscript Biotech Co., Ltd	—	3
Total	38	340

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Prepayment
Nanjing Probio Biotech Co., Ltd.	237	251
Jiangsu GenScript Probio Biotech Co., Ltd	—	21
Total	237	272
(ii)Due to related parties.

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	265	935
Genscript USA Incorporated	35	134
Jiangsu GenScript Biotech Co., Ltd	—	93
Jiangsu GenScript Probio Biotech Co., Ltd	272	—
Nanjing Probio Biotech Co., Ltd.	—	21
Total	572	1,183

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	892	2,435
GenScript USA Incorporated.	—	58
Jiangsu Genscript Biotech Co., Ltd	—	7
Jiangsu Genscript Probio Biotech Co., Ltd	—	4
Nanjing Probio Biotech Co., Limited	—	3
Genscript Netherlands	—	1
Total	892	2,508

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Lease liabilities
Genscript USA Holdings Inc	—	427
Nanjing GenScript Biotech Co., Ltd.	136	205
Total	136	632
Except for lease liabilities with incremental borrowing rates between 5.14% and 7.94% repayable over 5 years, all other related party balances are unsecured and repayable on demand and interest free.
(iii)Compensation of key management personnel of the Company:

	2023	2022	2021
	US$’000	US$’000	US$’000
Equity-settled share-based compensation expense	8,037	3,582	2,907
Short-term employee benefits	2,691	2,170	1,942
Total	10,728	5,752	4,849